UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2016

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2016

Annual Report
to Shareholders

Daily Assets Fund

(formerly Daily Assets Fund Institutional)

Contents

3 Portfolio Management Review

8 Investment Portfolio

16 Statement of Assets and Liabilities

17 Statement of Operations

18 Statement of Changes in Net Assets

19 Financial Highlights

21 Notes to Financial Statements

28 Report of Independent Registered Public Accounting Firm

29 Information About Your Fund's Expenses

30 Tax Information

31 Advisory Agreement Board Considerations and Fee Evaluation

35 Board Members and Officers

40 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutscheliquidity.com/US for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Investment Strategy The fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Over the past 12 months ended June 30, 2016, rate levels within the money market yield curve — including short-term money market rates — fluctuated based on varying economic reports, investors’ interest rate expectations, geopolitical uncertainty and evolving U.S. Federal Reserve Board (the Fed) statements. In the summer of 2015, a rebound in U.S. GDP growth made a Fed rate hike seem imminent. In September, the Fed declined to raise rates, citing concerns over China’s stumbling economy. December 2015 marked the first step in the normalization of U.S. short-term rates as the Fed raised the federal funds rate by 25 basis points. In May 2016, comments from Fed officials turned more hawkish, and at least two rate hikes in 2016 seemed imminent. However, in June, the government’s non-farm payroll jobs report was extremely weak and short-term rates that had risen in anticipation of a federal funds rate increase came back down. In late June, the decision by British voters to leave the European Union shocked investors and rattled global markets. However, reassurances from central banks and the swift installation of a new British prime minister calmed investment markets. Within the money market universe, anticipation of the SEC’s money market reform rules (which will lead to higher levels of liquidity, shorter fund maturities and more conservative investments) to be enacted in mid-October caused the money market yield curve to steepen dramatically as investors and money managers sought shorter maturities and additional liquidity.

"We believe that the current money market environment of very conservative liquidity, maturity and quality standards will remain in place at least through the end of this year."

Positive Contributors to Fund Performance

We were able to maintain a competitive yield for the fund during the annual period ended June 30, 2016. We continued to seek ample liquidity, high credit quality and strong diversification across sectors. In light of the new SEC money market rules that will be enacted this fall, we have allowed the fund's average maturity to shorten and have bolstered liquidity. Recently, the fund has invested almost exclusively in short-term repurchase agreements, commercial paper, certificates of deposit, time deposits and bank notes.

Portfolio Performance (as of June 30, 2016)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price.

7-Day Current Yield
June 30, 2016	.06%*
June 30, 2015	.05%*

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the fund's most current yield information.

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end, this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

Outlook and Positioning

We continue to monitor the statements and actions of the Fed in response to macroeconomic reports and geopolitical events. Global central bank policy has been one of the dominant drivers of investor behavior across global markets for some time. We believe that central banks will continue to be accommodative where possible in order to stimulate growth. We also think that a federal funds rate hike in September or December 2016 is still possible.

Within money markets, the anticipated new rules, intended to address potential systemic risks associated with money markets and improve transparency for investors, are dominating attention. Such reform has required the Fund to take certain steps impacting its structure and/or operations and the return potential for the Fund. (See page 25 for additional details.) We believe that the current money market environment of very conservative liquidity, maturity and quality standards will remain in place at least through the end of this year. At that point, we think that the money markets can reevaluate the investment environment and adjust accordingly.

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards under the current market conditions. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

The fund is primarily offered to institutional investors. The fund’s Capital Shares (the fund’s original share class) are currently used as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds. As a cash management vehicle for investment of cash collateral, the fund may be subject to greater shareholder concentrations and experience large purchases and redemptions over a relatively short time period. Fund management considers these and other factors in constructing the fund’s portfolio. After September 30, 2016, the fund is no longer expected to hold any cash collateral of the Deutsche family of funds.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Gross domestic product (GDP) is the monetary value of goods and services produced within a country's borders in a specific time frame.

The federal funds rate is the interest rate a borrowing bank pays to a lending bank, with the rate determined by members of the Federal Open Market Committee (FOMC) at their regular meetings. The federal funds rate sets the standard for short-term U.S. interest rates.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Repurchase agreements (repos) — an agreement between a seller and a buyer, usually of government securities, where the seller agrees to repurchase the securities at a given price and usually at a stated time. Repos are widely used money market instruments that serve as an interest-bearing, short-term "parking place" for large sums of money.

Time deposit — an interest-bearing bank deposit with a specified maturity date.

Investment Portfolio as of June 30, 2016

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 11.5%
Bank of Montreal, 0.837%*, 10/11/2016	50,000,000	50,000,000
Bank of Nova Scotia, 0.712%*, 11/23/2016	45,000,000	45,000,000
Canadian Imperial Bank of Commerce, 0.826%*, 10/17/2016	40,000,000	40,000,000
Dexia Credit Local, 0.797%*, 7/13/2016	25,000,000	25,000,000
Nordea Bank Finland PLC, 0.83%, 9/7/2016	10,000,000	10,000,000
Rabobank Nederland NV:
0.82%, 8/16/2016	22,000,000	22,000,000
0.83%*, 10/3/2016	40,000,000	40,000,000
Svenska Handelsbanken AB, 0.813%*, 10/4/2016	60,000,000	60,000,000
Toronto-Dominion Bank, 0.96%, 12/14/2016	20,000,000	20,000,000
Wells Fargo Bank NA:
0.71%*, 7/1/2016	40,000,000	40,000,000
0.883%*, 10/13/2016	20,000,000	20,000,000
0.967%*, 3/1/2017	40,000,000	40,000,000
Total Certificates of Deposit and Bank Notes (Cost $412,000,000)		412,000,000

Commercial Paper 36.6%
Issued at Discount** 23.3%
Australia & New Zealand Banking Group Ltd., 0.707%, 10/3/2016	20,000,000	19,963,706
Bank Nederlandse Gemeenten, 0.641%, 8/31/2016	25,000,000	24,973,312
Caisse Centrale Desjardins du Quebec, 0.671%, 8/31/2016	25,000,000	24,972,042
Caisse des Depots et Consignations, 0.707%, 9/26/2016	35,000,000	34,941,215
Coca-Cola Co., 0.691%, 9/21/2016	15,000,000	14,976,767
Collateralized Commercial Paper II Co., LLC:
0.885%, 9/12/2016	20,000,000	19,964,717
0.895%, 10/5/2016	20,000,000	19,953,067
Cooperatieve Rabobank UA, 0.874%, 10/24/2016	15,000,000	14,958,792
Dexia Credit Local, 0.915%, 9/15/2016	40,000,000	39,924,000
Erste Abwicklungsanstalt:
0.641%, 7/28/2016	20,000,000	19,990,550
0.651%, 7/11/2016	8,000,000	7,998,578
0.661%, 7/1/2016	25,000,000	25,000,000
0.661%, 7/11/2016	16,580,000	16,577,006
0.661%, 7/20/2016	15,000,000	14,994,854
0.712%, 9/23/2016	35,000,000	34,942,833
0.742%, 10/13/2016	17,500,000	17,463,094
Kells Funding LLC, 0.651%, 9/7/2016	20,000,000	19,975,822
Manhattan Asset Funding Co., LLC, 0.59%, 7/28/2016	15,000,000	14,993,475
MetLife Short Term Funding LLC:
0.641%, 8/29/2016	40,000,000	39,958,700
0.651%, 9/15/2016	15,000,000	14,979,733
Microsoft Corp., 0.453%, 8/3/2016	6,850,000	6,847,199
National Australia Bank Ltd., 0.366%, 7/1/2016	108,500,000	108,500,000
Ontario Teachers Finance Trust:
0.945%, 10/4/2016	25,000,000	24,938,646
0.966%, 11/21/2016	25,000,000	24,905,660
1.088%, 2/6/2017	15,000,000	14,901,917
Skandinaviska Enskilda Banken AB:
0.712%, 7/26/2016	40,000,000	39,980,555
0.864%, 10/25/2016	25,000,000	24,931,528
Standard Chartered Bank, 0.559%, 7/27/2016	10,000,000	9,996,028
Svenska Handelsbanken AB:
0.656%, 7/5/2016	16,500,000	16,498,817
0.854%, 9/1/2016	16,020,000	15,996,824
Toronto Dominion Holdings U.S.A., Inc., 0.915%, 10/28/2016	5,689,000	5,672,075
Toyota Motor Credit Corp., 0.844%, 9/7/2016	20,200,000	20,168,331
Victory Receivables Corp., 0.559%, 7/26/2016	50,000,000	49,980,903
Westpac Banking Corp., 1.047%, 12/22/2016	25,000,000	24,875,542
Working Capital Management Co., 0.458%, 7/5/2016	8,000,000	7,999,600
		837,695,888
Issued at Par* 13.3%
ANZ New Zealand International Ltd., 0.999%, 3/30/2017	45,000,000	45,000,000
Bank of Nova Scotia, 0.797%, 8/12/2016	25,000,000	25,000,000
Bedford Row Funding Corp.:
0.688%, 7/18/2016	20,000,000	20,000,000
0.999%, 3/2/2017	17,280,000	17,280,000
BNZ International Funding Ltd.:
0.821%, 9/23/2016	25,000,000	25,000,000
1.0%, 3/31/2017	25,000,000	25,000,000
Commonwealth Bank of Australia, 0.995%, 3/2/2017	35,000,000	35,000,000
Crown Point Capital Co., LLC:
0.763%, 2/6/2017	45,000,000	45,000,000
0.953%, 10/24/2016	48,000,000	48,000,000
HSBC Bank PLC:
144A, 0.798%, 7/22/2016	15,000,000	15,000,000
0.802%, 9/1/2016	40,000,000	40,000,000
0.919%, 11/29/2016	35,000,000	35,000,000
Starbird Funding Corp., 0.652%, 12/16/2016	40,000,000	40,000,000
Thunder Bay Funding LLC, 144A, 0.797%, 9/12/2016	28,000,000	28,000,000
Westpac Banking Corp., 144A, 0.757%, 8/8/2016	35,000,000	34,999,697
		478,279,697
Total Commercial Paper (Cost $1,315,975,585)		1,315,975,585

Short-Term Notes 3.3%
Dexia Credit Local SA, 144A, 1.029%*, 1/11/2017	10,000,000	10,002,132
National Australia Bank Ltd., 1.188%*, 7/25/2016	7,100,000	7,101,845
Nederlandse Waterschapsbank NV, 0.833%*, 10/18/2016	30,000,000	30,010,108
Svenska Handelsbanken AB, 1.112%*, 9/23/2016	25,000,000	25,008,833
Toronto-Dominion Bank:
1.117%*, 9/9/2016	12,500,000	12,507,347
2.375%, 10/19/2016	18,102,000	18,182,172
Westpac Banking Corp., 1.092%*, 11/25/2016	15,000,000	15,008,036
Total Short-Term Notes (Cost $117,820,473)		117,820,473

Municipal Bonds and Notes 7.7%
California, Kaiser Foundation Hospitals, TECP, 0.396%**, 7/5/2016, GTY: Kaiser Health	15,000,000	14,999,350
Illinois, State Development Finance Authority Revenue, Chicago Symphony Project, 0.42%***, 12/1/2033, LOC: PNC Bank NA	12,500,000	12,500,000
Indiana, State Municipal Power Agency Revenue, Series A, 0.42%***, 1/1/2018, LOC: Citibank NA	7,110,000	7,110,000
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.39%**, 7/5/2016, GTY: Well Fargo Bank NA	10,000,000	10,000,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.46%***, 3/1/2039, LOC: TD Bank NA	4,430,000	4,430,000
Metropolitan Washington, DC, Airport Authority System Revenue, Series C-2, 0.42%***, 10/1/2039, LOC: Sumitomo Mitsui Banking	22,200,000	22,200,000
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.42%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.43%***, 12/1/2034, LOC: Citizens Bank of NH	4,100,000	4,100,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Long Island University, Series A-2, 0.43%***, 9/1/2036, LOC: TD Bank NA	8,530,000	8,530,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.45%***, 3/15/2040	12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 0.42%***, 11/1/2046, LOC: PNC Bank NA	7,400,000	7,400,000
New York, State Housing Finance Agency Revenue, 600 West 42nd Street, Series A, 0.41%***, 5/15/2041, LIQ: Fannie Mae	23,900,000	23,900,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 0.45%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	7,500,000	7,500,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 0.44%***, 11/1/2048, LOC: JPMorgan Chase Bank NA	7,750,000	7,750,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 1405 Fifth Avenue Apartments, Series A, AMT, 0.45%***, 7/1/2039, LOC: Citibank NA	9,500,000	9,500,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series C, 0.39%***, 2/1/2032, SPA: PNC Bank NA	10,500,000	10,500,000
New York, NY, General Obligation, Series D-4, 0.41%***, 12/1/2032, SPA: BMO Harris Bank NA	8,800,000	8,800,000
Ohio, State Air Quality Development Authority, State Valley Electric Corp., Series A, 0.41%***, 2/1/2026, LOC: Bank of Nova Scotia	11,000,000	11,000,000
Pennsylvania, Emmaus General Authority, Series D-24, 0.42%***, 3/1/2024, LOC: U.S. Bank NA	4,900,000	4,900,000
San Francisco City & County, CA, Redevelopment Agency, Series C, AMT, 0.42%***, 6/15/2034, LIQ: Fannie Mae	19,500,000	19,500,000
Texas, Eclipse Funding Trust Various States, Series 2007-0067, 144A, 0.41%***, 2/15/2037, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	10,065,000	10,065,000
University of California, State Revenues:
Series AL-1, 0.38%***, 5/15/2048	5,650,000	5,650,000
Series Z-1, 0.43%***, 7/1/2041	12,200,000	12,200,000
University of Texas, Permanent University Fund, TECP, 0.205%**, 7/19/2016	15,000,000	14,998,488
Washington, State Housing Finance Commission, Non-Profit Revenue, YMCA Tacoma-Pierce County Project, 0.43%***, 12/1/2032, LOC: US Bank NA	8,365,000	8,365,000
Total Municipal Bonds and Notes (Cost $278,897,838)		278,897,838

Government & Agency Obligation 0.7%
U.S. Treasury Obligation
U.S. Treasury Floating Rate Note, 0.334%*, 4/30/2017 (Cost $24,978,811)	25,000,000	24,978,811

Time Deposits 21.2%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.3%, 7/1/2016	100,000,000	100,000,000
Banque Federative du Credit Mutuel, 0.38%, 7/1/2016	125,000,000	125,000,000
Credit Agricole SA, 0.31%, 7/1/2016	135,634,666	135,634,666
DNB Bank ASA, 0.3%, 7/1/2016	150,000,000	150,000,000
Lloyds Bank PLC, 0.3%, 7/1/2016	100,000,000	100,000,000
Standard Chartered Bank, 0.3%, 7/1/2016	150,000,000	150,000,000
Total Time Deposits (Cost $760,634,666)		760,634,666

Repurchase Agreements 19.0%
BNP Paribas, 0.43%, dated 4/28/2016, to be repurchased at $55,064,381 on 8/4/2016 (a) (b)	55,000,000	55,000,000
Citigroup Global Markets, Inc., 0.26%, dated 6/30/2016, to be repurchased at $178,601,290 on 7/1/2016 (c)	178,600,000	178,600,000
Citigroup Global Markets, Inc., 0.4%, dated 6/30/2016, to be repurchased at $250,002,778 on 7/1/2016 (d)	250,000,000	250,000,000
JPMorgan Securities, Inc., 0.42%, dated 6/30/2016, to be repurchased at $100,001,167 on 7/1/2016 (e)	100,000,000	100,000,000
JPMorgan Securities, Inc., 0.805%, dated 4/27/2016, to be repurchased at $100,346,597 on 9/29/2016 (a) (f)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $683,600,000)		683,600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,593,907,373)†	100.0	3,593,907,373
Other Assets and Liabilities, Net	0.0	(557,397)
Net Assets	100.0	3,593,349,976

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2016.

† The cost for federal income tax purposes was $3,593,907,373.

(a) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of June 30, 2016. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
207,114	American Express Credit Account Master Trust	0.901– 1.26	1/15/2020– 2/16/2021	207,677
548,961	Arrowpoint CLO Ltd.	1.562	4/25/2024	547,028
3,700,000	Avis Budget Rental Car Funding AESOP LLC	2.46	7/20/2020	3,754,062
220,000	BMW Vehicle Lease Trust	1.4	9/20/2018	220,927
2,570,000	Cabela's Credit Card Master Note Trust	0.982	3/15/2023	2,541,720
600,000	Chase Issuance Trust	0.751	5/15/2019	600,538
4,000,000	Chesapeake Funding II LLC	1.448	6/15/2028	4,001,283
7,194,288	Cutwater Ltd.	2.158	7/15/2027	7,137,405
3,884,642	ICG U.S. CLO Ltd.	1.784	4/20/2026	3,818,910
11,767,416	KKR Financial CLO Ltd.	1.778	7/15/2025	11,659,646
11,817	Nomad CLO Ltd.	1.828	1/15/2025	11,756
10,383,325	Northwoods Capital XIV Ltd.	2.228	11/12/2025	10,372,389
732,605	SLM Private Education Loan Trust	3.31	10/15/2046	748,185
945,000	SMB Private Education Loan Trust	2.75	7/15/2027	966,152
1,727,445	Telos CLO Ltd.	2.183	4/17/2025	1,723,747
5,796,526	West CLO Ltd.	2.113	7/18/2026	5,763,829
3,022,000	World Financial Network Credit Card Master Trust	3.14	1/15/2023	3,173,917
500,000	World Omni Auto Receivables Trust	1.14	1/15/2020	500,830
Total Collateral Value				57,750,001

(c) Collateralized by $178,261,700 U.S. Treasury Note, with the various coupon rates from 1.125%–1.75%, with various maturity dates on 6/30/2021–3/31/2022 with a value of $182,172,060.

(d) Collateralized by $242,528,800 U.S. Treasury Note, 2.0%, maturing on 7/31/2020 with a value of $255,000,044.

(e) Collateralized by $94,718,224 Federal Home Loan Mortgage Corp., with the various coupon rates from 3.5%–8.0%, with various maturity dates of 11/1/2021–7/1/2045 with a value of $102,000,071.

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,000,000	Adams Mill CLO Ltd.	2.108	7/15/2026	9,895,340
14,000,000	Apidos CLO XVIII	2.047	7/22/2026	13,997,399
1,562,477,640	Bear Stearns Commercial Mortgage Securities Trust	0.342	2/11/2044	4,699,986
1	Carlyle High Yield Partners X Ltd.	0.848	4/19/2022	1
2,000,000	CIT Equipment Collateral	2.04	7/20/2020	1,999,633
2,900,000	Galaxy XVII CLO Ltd.	2.108	7/15/2026	2,893,027
15,200,000	GoldenTree Loan Opportunities VII Ltd.	1.788	4/25/2025	15,043,924
36,995,000	Jamestown CLO IV Ltd.	2.058	7/15/2026	36,394,117
10,000,000	Madison Park Funding XII Ltd.	2.134	7/20/2026	10,000,696
14,271	National Collegiate Student Loan Trust	0.693	11/27/2028	14,084
1,620,974	Nelnet Student Loan Trust	0.99	3/25/2026	1,555,049
500,000	SLM Private Credit Student Loan Trust	0.983	3/15/2024	465,771
6,429,442	SLM Student Loan Trust	1.403– 1.853	3/15/2033– 12/15/2033	6,141,334
Total Collateral Value				103,100,361

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

CLO: Collateralized Loan Obligation

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (g)	$ —	$ 2,910,307,373	$ —	$ 2,910,307,373
Repurchase Agreements	—	683,600,000	—	683,600,000
Total	$ —	$ 3,593,907,373	$ —	$ 3,593,907,373

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(g) See the Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of June 30, 2016
Assets
Investments in non-affiliated securities, valued at amortized cost	$ 2,910,307,373
Repurchased agreements, valued at amortized cost	683,600,000
Total investments, valued at amortized cost	3,593,907,373
Cash	140,250
Interest receivable	983,732
Due from Advisor	3,630
Other assets	35,317
Total assets	3,595,070,302
Liabilities
Payable for Fund shares redeemed	529
Distributions payable	1,292,818
Accrued Trustees' fees	33,236
Other accrued expenses and payables	393,743
Total liabilities	1,720,326
Net assets, at value	$ 3,593,349,976
Net Assets Consist of
Undistributed net investment income	114,777
Paid-in capital	3,593,235,199
Net assets, at value	$ 3,593,349,976
Net Asset Value

Capital Shares

Net Asset Value, offering and redemption price per share ($3,593,339,961 ÷ 3,593,225,194 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 1.00
Institutional Shares Net Asset Value, offering and redemption price per share ($10,015 ÷ 10,015 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the year ended June 30, 2016
Investment Income
Income: Interest	$ 14,255,027
Expenses: Management fee	3,212,497
Administration fee	3,212,497
Services to shareholders	23,666
Custodian fee	61,664
Professional fees	115,952
Reports to shareholders	58,207
Registration fees	30,124
Trustees' fees and expenses	150,535
Other	144,755
Total expenses before expense reductions	7,009,897
Expense reductions	(3,518,174)
Total expenses after expense reductions	3,491,723
Net investment income	10,763,304
Net realized gain (loss) from investments	37,519
Net increase (decrease) in net assets resulting from operations	$ 10,800,823

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Years Ended June 30,
	2016	2015
Operations: Net investment income	$ 10,763,304	$ 3,757,068
Net realized gain (loss) from investments	37,519	47,778
Net increase (decrease) in net assets resulting from operations	10,800,823	3,804,846
Distribution to shareholders from: Net investment income
Capital Shares	(10,763,002)	(3,764,768)
Institutional Shares*	(15)	—
Net realized gains Capital Shares	—	(137,186)
Total distributions	(10,763,017)	(3,901,954)
Fund share transactions: Proceeds from shares sold	23,673,124,365	11,759,094,648
Reinvestment of distributions	538,663	758,765
Payments for shares redeemed	(23,017,438,777)	(13,923,621,400)
Net increase (decrease) in net assets from Fund share transactions	656,224,251	(2,163,767,987)
Increase (decrease) in net assets	656,262,057	(2,163,865,095)
Net assets at beginning of period	2,937,087,919	5,100,953,014
Net assets at end of period (including undistributed net investment income of $114,777 and $76,971, respectively)	$ 3,593,349,976	$ 2,937,087,919

* For the period from February 1, 2016 (commencement of operations) to June 30, 2016.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Capital Shares†	Years Ended June 30,
	2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.003	.001	.001	.002	.002
Net realized gain (loss)	.000*	.000*	.000*	.000*	(.000)*
Total from investment operations	.003	.001	.001	.002	.002
Less distributions from: Net investment income	(.003)	(.001)	(.001)	(.002)	(.002)
Net realized gains	—	(.000)*	—	—	(.000)*
Total distributions	(.003)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	.33	.11	.08	.18	.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,593	2,937	5,101	5,252	7,041
Ratio of expenses before expense reductions (%)	.22	.22	.21	.21	.21
Ratio of expenses after expense reductions (%)	.11	.13	.13	.12	.10
Ratio of net investment income (%)	.33	.11	.08	.18	.20

† Effective December 1, 2015, the Fund redesignated its original share class (Institutional Class) as Capital Shares.

[a] Total return would have been lower had certain expenses not been reduced.

* Amount is less than $.0005 per share.

Institutional Shares	Period Ended 6/30/16[a]

Selected Per Share Data
Net asset value, beginning of period	$ 1.00
Income (loss) from investment operations: Net investment income	.002
Net realized gain (loss)	.000***
Total from investment operations	.002
Less distributions from: Net investment income	(.002)
Net asset value, end of period	$ 1.00
Total Return (%)[b]	.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.01
Ratio of expenses before expense reductions (%)	.45*
Ratio of expenses after expense reductions (%)	.23*
Ratio of net investment income (%)	.36*

[a] For the period from February 1, 2016 (commencement of Operations) to June 30, 2016.

[b] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.0005 per share.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Daily Assets Fund (formerly Daily Assets Fund Institutional) (the "Fund") is a diversified series of Deutsche Money Market Trust (formerly DWS Money Market Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers two classes of shares: Capital Shares (formerly Institutional Class) and Institutional Shares (effective February 1, 2016). Effective December 1, 2015, the Fund redesignated its original share class (Institutional Class) as Capital Shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

As of June 30, 2016, the Fund held repurchase agreements with a gross value of $683,600,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2016 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At June 30, 2016, the Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$ 1,407,595

During the years ended June 30, 2016 and June 30, 2015, the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	Years Ended June 30,
	2016	2015
Distributions from ordinary income	$ 10,763,017	$ 3,901,954

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from July 1, 2015 through September 30, 2016 (February 1, 2016 through January 31, 2017 for Institutional Shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Capital Shares	0.18%
Institutional Shares	0.23%

In addition, for the period from July 1, 2015 through December 22, 2015, the period from December 23, 2015 through January 3, 2016 and the period from January 4, 2016 through June 30, 2016, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11%, 0.07% and 0.11%, respectively, for Capital Shares.

In addition, for the periods from June 9, 2016 through June 30, 2016, the Advisor voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.20% for Institutional Shares.

These voluntary waivers or reimbursements may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended June 30, 2016, the fee pursuant to the Investment Management Agreement aggregated $3,212,497, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2016, the Administration Fee was $3,212,497, of which $291,113 was waived and $229,393 is unpaid.

Service Provider Fees. Deutsche AM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended June 30, 2016, and for the period from February 1, 2016 (commencement of operations for Institutional Shares) through June 30, 2016, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at June 30, 2016
Capital Shares	$ 14,559	$ 14,559	$ —
Institutional Shares	7	5	2
	$ 14,566	$ 14,564	$ 2

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended June 30, 2016, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $13,001, of which $5,469 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the year ended June 30, 2016, the Fund engaged in securities purchases of $152,440,000 and securities sales of $41,930,000, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2016.

D. Shares Transactions

The following table summarizes share and dollar activity in the Fund:

	Year Ended June 30, 2016		Year Ended June 30, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Shares	23,673,114,365	$ 23,673,114,365	11,759,094,648	$ 11,759,094,648
Institutional Shares*	10,000	10,000	—	—
		$ 23,673,124,365		$ 11,759,094,648
Shares issued to shareholders in reinvestment of distributions
Capital Shares	538,648	$ 538,648	758,765	$ 758,765
Institutional Shares*	15	15	—	—
		$ 538,663		$ 758,765
Shares redeemed
Capital Shares	(23,017,438,777)	$ (23,017,438,777)	(13,923,621,400)	$ (13,923,621,400)
Net increase (decrease)
Capital Shares	656,214,236	$ 656,214,236	(2,163,767,987)	$ (2,163,767,987)
Institutional Shares*	10,015	10,015	—	—
		$ 656,224,251		$ (2,163,767,987)

* For the period from February 1, 2016 (commencement of operations of Institutional Shares) to June 30, 2016.

E. Ownership of the Fund

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2016, 65% of the outstanding shares of the Fund were held by other affiliated Deutsche funds shareholder accounts as a cash management vehicle for the cash collateral received in connection with the securities lending program of the Deutsche family of funds. After September 30, 2016, the fund is no longer expected to hold any cash collateral of the Deutsche family of funds.

F. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Fund will be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Effective on or about October 10, 2016, the Fund will transition its share price from a stable NAV of $1.00 to a floating NAV and will begin to use market based factors and will no longer use the "amortized cost" method of valuation to value its portfolio securities. Also effective on or about October 14, 2016, the Fund will implement policies and procedures reasonably designed to ensure the Fund will be able to impose liquidity fees on redemptions and/or redemption gates.

Report of Independent Registered Public Accounting Firm

To the Trustees of Deutsche Money Market Trust and Shareholders of Daily Assets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund (formerly Daily Assets Fund Institutional) (the "Fund") at June 30, 2016 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts August 24, 2016	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016 to June 30, 2016).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2016 (Unaudited)
Actual Fund Return	Capital Shares	Institutional Shares*
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,002.29	$ 1,001.51
Expenses Paid per $1,000**	$ .55	$ .95
Hypothetical 5% Fund Return	Capital Shares	Institutional Shares
Beginning Account Value 1/1/16	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/16	$ 1,024.32	$ 1,019.68
Expenses Paid per $1,000**	$ .55	$ 1.15

* For the period from February 1, 2016 ( commencement of operations for Institutional Shares) to June 30, 2016.

** Expenses (hypothetical expenses if Institutional Shares had been in existence from December 31, 2015) are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio	Capital Shares	Institutional Shares
Daily Assets Fund	.11%	.23%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

A total of 1% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Daily Assets Fund Institutional’s (now known as Daily Assets Fund) investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2014, the Fund’s gross performance (Institutional shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). Based on Lipper data provided as of December 31, 2014, the Board noted that the Fund’s total (net) operating expenses were lower than the median of the applicable Lipper expense universe for Institutional shares (1st quartile). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Retired Clinical Professor of Finance, NYU Stern School of Business (1997–2014); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	103	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	103	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	103	Portland General Electric[2] (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	103	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	103	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	103	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	103	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	103	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	103	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	103	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	103	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Brian E. Binder[8] (1972) President and Chief Executive Officer, 2013–present	Managing Director[3] and Head of US Product and Fund Administration, Deutsche Asset Management (2013–present); Director and President, Deutsche AM Service Company (since 2016); Director and Vice President, Deutsche AM Distributors, Inc. (since 2016); Director and President, DB Investment Managers, Inc. (since 2016); formerly, Head of Business Management and Consulting at Invesco, Ltd. (2010–2012)
John Millette[7] (1962) Vice President and Secretary, 1999–present	Director,[3] Deutsche Asset Management; Chief Legal Officer and Secretary, Deutsche Investment Management Americas Inc. (2015–present); and Director and Vice President, Deutsche AM Trust Company (since 2016)
Hepsen Uzcan[6] (1974) Vice President, since 2016[9] Assistant Secretary, 2013–present	Director,[3] Deutsche Asset Management
Paul H. Schubert[6] (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present	Managing Director,[3] Deutsche Asset Management, and Chairman, Director and President, Deutsche AM Trust Company (since 2013); formerly, Director, Deutsche AM Trust Company (2004–2013)
Caroline Pearson[7] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] Deutsche Asset Management; Secretary, Deutsche AM Distributors, Inc.; and Secretary, Deutsche AM Service Company
Scott D. Hogan[7] (1970) Chief Compliance Officer, since 2016[10]	Director,[3] Deutsche Asset Management
Wayne Salit[6] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Asset Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Paul Antosca[7] (1957) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Jack Clark[7] (1967) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management
Diane Kenneally[7] (1966) Assistant Treasurer, 2007–present	Director,[3] Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

9 Effective as of May 11, 2016.

10 Mr. Hogan became Chief Compliance Officer effective June 1, 2016.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: Deutsche AM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Capital Shares	Institutional Shares
CUSIP Number	25160K 504	25160K 108
Fund Number	538	1438

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Daily Assets Fund
form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2016	$48,238	$0	$0	$0
2015	$46,898	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2016	$0	$30,661	$0
2015	$0	$63,439	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2016	$0	$30,661	$0	$30,661
2015	$0	$63,439	$0	$63,439

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2015 and 2016 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

In a letter provided to the Audit Committee pursuant to PCAOB Rule 3526 and dated July 19, 2016, PwC informed the Audit Committee that PwC had identified circumstances where PwC maintains lending relationships with owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X. PwC informed the Audit Committee that these lending relationships are inconsistent with the SEC Staff’s interpretation of Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”).

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Fund as well as all registered investment companies advised by Deutsche Investment Management Americas Inc. (the “Adviser”), the Fund’s investment adviser, and its affiliates, including other subsidiaries of the Adviser’s parent company, Deutsche Bank AG (collectively, the “Deutsche Funds Complex”). PwC’s lending relationships effect PwC’s independence under the SEC Staff’s interpretation of the Loan Rule with respect to all investment companies in the Deutsche Funds Complex.

In its July 19, 2016 letter, PwC affirmed to the Audit Committee that, as of the date of the letter, PwC is an independent accountant with respect to the Fund, within the meaning of PCAOB Rule 3520. In its letter, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Fund’s registered public accounting firm. PwC informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PwC’s belief that the lenders are not able to impact the impartiality of PwC or assert any influence over the investment companies in the Deutsche Funds Complex whose shares the lenders own or the applicable investment company’s investment adviser; and the lenders receive no direct benefit from their ownership of the investment companies in the Deutsche Funds Complex in separate accounts maintained on behalf of their insurance contract holders. In addition, the individuals at PwC who arranged PwC’s lending relationships have no oversight of, or ability to influence, the individuals at PwC who conducted the audits of the Fund’s financial statements.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule issues as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. The circumstances described in the no-action letter appear to be substantially similar to the circumstances that effected PwC’s independence under the Loan Rule with respect to the Fund. PwC confirmed to the Audit Committee that it meets the conditions of the no-action letter. In the no-action letter, the SEC Staff stated that the relief under the letter is temporary and will expire 18 months after the issuance of the letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund, a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	8/29/2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	8/29/2016